Unit Activity (Tables)	12 Months Ended
Dec. 31, 2018
Equity Offerings and Sale of Series A Preferred Units
Schedule of Movement in Number of Common Units, Subordinated Units and General Partner Units

	Common	Subordinated	General Partner	Convertible Preferred
(in units)	Units	Units	Units	Units
December 31, 2016	27,194,094	—	558,674	—
January 6, 2017: Public offering	2,500,000	—	—	—
February 2, 2017: Sale of Series A Preferred Units	—	—	—	2,083,333
June 30, 2017: Sale of Series A Preferred Units	—	—	—	1,666,667
November 8, 2017: Public offering	3,000,000	—	56,443	—
December 31, 2017	32,694,094	—	615,117	3,750,000
December 31, 2018	32,694,094	—	615,117	3,750,000